Fair Value Measurement - Assets and Liabilities Measured or Disclosed At Fair Value on Recurring Basis In Periods Subsequent to Their Initial Recognition (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Assets:
Short-term investments	¥ 238,000	$ 33,612	¥ 212,000
Available-for-sale debt securities	102,373		72,459
Fair Value, Measurements, Recurring
Assets:
Short-term investments	238,000		212,000
Available-for-sale debt securities	102,373		72,459
Total assets	340,373		284,459
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Short-term investments	0		0
Available-for-sale debt securities	0		0
Total assets	0		0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Short-term investments	238,000		212,000
Total assets	238,000		212,000
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	102,373		72,459
Total assets	¥ 102,373		¥ 72,459